Inventory	12 Months Ended
Jun. 30, 2026
Inventory [Abstract]
INVENTORY

NOTE 5 — INVENTORY

Inventory consisted of the following:

	As of June 30,
	2026	2025
Small consumer goods	15,266	-
Total	$15,266	$-

There was no inventory write-downs for the years ended June 30, 2026, 2025 and 2024.